Schedule of Investments (unaudited)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.9%
Boeing Co.
1.17%, 02/04/23	USD	525	$ 519,037
2.70%, 02/01/27		200	177,987
2.95%, 02/01/30		200	166,421
3.25%, 02/01/35		194	146,792
3.85%, 11/01/48		165	116,506
3.75%, 02/01/50		280	197,578
5.81%, 05/01/50		930	854,179
5.93%, 05/01/60		415	377,824
General Dynamics Corp., 4.25%, 04/01/40		180	172,081
L3Harris Technologies, Inc.
4.40%, 06/15/28		955	937,915
4.40%, 06/15/28		1,680	1,649,946
2.90%, 12/15/29		392	347,426
Northrop Grumman Corp.
7.88%, 03/01/26		1,000	1,118,148
3.20%, 02/01/27		526	505,243
3.25%, 01/15/28		604	574,115
4.75%, 06/01/43		315	301,862
5.25%, 05/01/50		100	105,867
Raytheon Technologies Corp.
3.20%, 03/15/24		1,894	1,876,638
4.13%, 11/16/28		820	809,234
2.38%, 03/15/32		470	397,736
4.50%, 06/01/42		452	431,027
4.15%, 05/15/45		245	217,736
4.35%, 04/15/47		252	233,187
3.13%, 07/01/50		95	72,666
3.03%, 03/15/52		345	256,904
			12,564,055
Air Freight & Logistics — 0.3%
FedEx Corp.
3.10%, 08/05/29		567	516,764
4.25%, 05/15/30		65	63,092
3.25%, 05/15/41		120	93,608
4.10%, 02/01/45		340	284,773
4.55%, 04/01/46		135	121,158
			1,079,395
Airlines — 0.9%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		104	94,745
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29		624	581,695
Series 2019-1, Class B, 3.85%, 02/15/28		340	287,097
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		266	232,111
Delta Air Lines, Inc., 3.80%, 04/19/23		880	871,200
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		129	127,035
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		441	400,846
United Airlines Pass-Through Trust
Series 2019-2, Class AA, 2.70%, 05/01/32		200	170,706
Series 2020-1, Class A, 5.88%, 10/15/27		876	861,133
Series 2020-1, Class B, 4.88%, 01/15/26		253	240,394
			3,866,962
Security		Par (000)	Value
Auto Components — 0.2%
Aptiv PLC, 3.10%, 12/01/51	USD	495	$ 319,242
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32		635	539,490
			858,732
Automobiles — 2.0%
Daimler Finance North America LLC, 0.75%, 03/01/24(a)		170	161,491
Daimler Trucks Finance North America LLC, 2.00%, 12/14/26(a)		470	422,308
Ford Motor Co.
4.75%, 01/15/43		72	51,288
5.29%, 12/08/46		82	62,886
General Motors Co.
5.40%, 10/02/23		40	40,597
6.13%, 10/01/25		160	165,398
6.25%, 10/02/43		1,193	1,136,555
5.20%, 04/01/45		44	36,958
5.40%, 04/01/48		335	291,417
5.95%, 04/01/49		177	164,365
Nissan Motor Acceptance Co. LLC
2.60%, 09/28/22(a)		20	19,902
2.75%, 03/09/28(a)		575	480,719
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)		2,535	2,492,180
3.52%, 09/17/25(a)		1,040	983,973
4.35%, 09/17/27(a)		645	591,949
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)		665	659,652
1.25%, 11/24/25(a)		930	832,139
			8,593,777
Banks — 15.8%
AIB Group PLC, 4.26%, 04/10/25(a)		1,650	1,618,109
Banco Santander SA
2.75%, 05/28/25		400	378,757
1.72%, 09/14/27		600	520,786
Bank of America Corp.
4.20%, 08/26/24		2,395	2,399,580
4.00%, 01/22/25		909	904,962
1.32%, 06/19/26		1,836	1,668,997
4.38%, 04/27/28		795	782,654
3.42%, 12/20/28		2,210	2,058,080
3.97%, 03/05/29		212	202,151
2.69%, 04/22/32		2,555	2,144,968
2.97%, 02/04/33		1,150	979,712
4.57%, 04/27/33		430	418,481
4.08%, 04/23/40		185	162,661
2.68%, 06/19/41		315	226,648
4.08%, 03/20/51		1,055	909,261
2.83%, 10/24/51		35	23,967
Series L, 4.75%, 04/21/45		240	217,838
Series N, 1.66%, 03/11/27		654	586,134
Barclays PLC
3.65%, 03/16/25		420	410,716
5.20%, 05/12/26		800	796,586
5.09%, 06/20/30		1,600	1,510,236
BNP Paribas SA
4.71%, 01/10/25(a)		1,645	1,644,140
1.32%, 01/13/27(a)		1,000	883,454
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24		152	150,380
Citigroup, Inc.
5.50%, 09/13/25		232	238,349
3.11%, 04/08/26		415	398,381

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc.
4.30%, 11/20/26	USD	1,250	$ 1,231,995
4.45%, 09/29/27		1,100	1,077,265
4.13%, 07/25/28		250	239,803
3.52%, 10/27/28		280	261,613
4.08%, 04/23/29		25	23,763
2.67%, 01/29/31		100	84,909
4.41%, 03/31/31		815	778,381
2.57%, 06/03/31		1,965	1,651,757
2.56%, 05/01/32		295	242,892
3.06%, 01/25/33		800	678,124
4.91%, 05/24/33		265	261,482
2.90%, 11/03/42		50	36,239
4.75%, 05/18/46		20	17,857
Commonwealth Bank of Australia, 3.78%, 03/14/32(a)		515	453,684
Danske Bank A/S
1.17%, 12/08/23(a)		1,340	1,322,123
3.77%, 03/28/25(a)		470	462,252
Discover Bank, 4.68%, 08/09/28		300	291,645
HSBC Holdings PLC
3.80%, 03/11/25		430	423,979
2.63%, 11/07/25		510	486,298
4.18%, 12/09/25		1,345	1,323,630
4.30%, 03/08/26		280	277,094
4.95%, 03/31/30		355	350,728
2.80%, 05/24/32		630	517,343
Huntington Bancshares, Inc., 4.00%, 05/15/25		355	353,210
Huntington National Bank, 4.55%, 05/17/28		1,010	1,002,954
ING Groep NV, 1.40%, 07/01/26(a)		305	277,055
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)		1,030	1,030,041
3.38%, 01/12/23(a)		1,200	1,194,725
5.02%, 06/26/24(a)		416	396,919
JPMorgan Chase & Co.
2.01%, 03/13/26		885	828,752
2.08%, 04/22/26		860	804,163
4.13%, 12/15/26		660	654,071
3.96%, 01/29/27		345	336,599
1.04%, 02/04/27		750	663,317
2.18%, 06/01/28		864	768,155
4.01%, 04/23/29		1,215	1,164,539
2.58%, 04/22/32		920	774,092
2.55%, 11/08/32		315	261,714
2.96%, 01/25/33		595	510,725
3.88%, 07/24/38		765	674,262
3.11%, 04/22/41		330	255,815
2.53%, 11/19/41		1,040	744,066
3.16%, 04/22/42		300	233,076
4.95%, 06/01/45		350	334,011
KeyCorp, 3.88%, 05/23/25		370	367,261
Lloyds Banking Group PLC
4.45%, 05/08/25		300	300,261
4.58%, 12/10/25		1,975	1,936,433
2.44%, 02/05/26		200	189,250
1.63%, 05/11/27		500	444,353
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29		300	270,649
2.05%, 07/17/30		850	693,118
NatWest Group PLC
3.88%, 09/12/23		390	388,714
2.36%, 05/22/24		410	402,648
4.27%, 03/22/25		460	455,270
Security		Par (000)	Value
Banks (continued)
NatWest Group PLC
3.07%, 05/22/28	USD	895	$ 813,600
5.52%, 09/30/28		770	775,485
4.89%, 05/18/29		432	418,652
3.03%, 11/28/35		535	427,085
Nordea Bank Abp, 1.50%, 09/30/26(a)		1,500	1,332,572
PNC Financial Services Group, Inc., 3.45%, 04/23/29		294	274,339
Santander UK Group Holdings PLC
1.67%, 06/14/27		670	584,821
3.82%, 11/03/28		472	438,144
Santander UK PLC, 5.00%, 11/07/23(a)		617	621,307
Standard Chartered PLC
1.32%, 10/14/23(a)		510	506,314
1.82%, 11/23/25(a)		490	453,753
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25		520	497,297
0.95%, 01/12/26		400	355,861
3.54%, 01/17/28		700	664,607
3.04%, 07/16/29		250	222,579
Toronto-Dominion Bank, 3.77%, 06/06/25		1,335	1,327,420
Wells Fargo & Co.
3.91%, 04/25/26		1,235	1,214,604
3.58%, 05/22/28		1,510	1,432,551
2.88%, 10/30/30		260	228,638
5.61%, 01/15/44		327	329,077
4.40%, 06/14/46		685	596,236
4.75%, 12/07/46		489	447,658
5.01%, 04/04/51		245	240,296
Westpac Banking Corp.
2.67%, 11/15/35		310	246,736
3.13%, 11/18/41		230	168,606
			68,059,300
Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		310	291,366
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28		280	276,407
4.75%, 01/23/29		194	197,369
4.95%, 01/15/42		95	90,426
4.60%, 04/15/48		120	107,735
4.44%, 10/06/48		535	469,227
5.55%, 01/23/49		624	637,304
4.50%, 06/01/50		500	449,488
4.75%, 04/15/58		750	671,184
5.80%, 01/23/59		279	290,184
4.60%, 06/01/60		200	174,823
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		180	140,425
JDE Peet’s NV, 1.38%, 01/15/27(a)		1,100	946,098
Keurig Dr Pepper, Inc., 4.50%, 04/15/52		235	207,151
			4,949,187
Biotechnology — 1.7%
AbbVie, Inc.
2.85%, 05/14/23		1,000	996,500
3.80%, 03/15/25		1,215	1,205,274
3.60%, 05/14/25		740	727,966
2.95%, 11/21/26		230	217,936
3.20%, 11/21/29		120	110,393
4.05%, 11/21/39		200	178,346
4.40%, 11/06/42		495	449,857
4.70%, 05/14/45		200	188,263
4.45%, 05/14/46		1,083	982,399
4.88%, 11/14/48		605	579,760

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
Amgen, Inc.
2.30%, 02/25/31	USD	200	$ 170,015
3.38%, 02/21/50		5	3,820
3.00%, 01/15/52		425	301,363
4.20%, 02/22/52		215	188,634
4.40%, 02/22/62		315	274,152
Gilead Sciences, Inc.
4.50%, 02/01/45		373	343,384
4.75%, 03/01/46		271	259,800
4.15%, 03/01/47		225	197,539
			7,375,401
Capital Markets — 5.7%
Bank of New York Mellon Corp.
3.43%, 06/13/25		1,110	1,101,068
3.00%, 10/30/28		80	73,440
Blackstone Private Credit Fund
4.70%, 03/24/25(a)		690	662,848
3.25%, 03/15/27(a)		1,080	916,295
CME Group, Inc., 5.30%, 09/15/43		14	15,224
Credit Agricole SA, 3.75%, 04/24/23(a)		275	274,752
Credit Suisse Group AG
3.80%, 06/09/23		547	541,806
3.75%, 03/26/25		660	639,302
Deutsche Bank AG
2.22%, 09/18/24		2,080	2,005,340
1.45%, 04/01/25		690	644,775
2.13%, 11/24/26		385	341,831
Goldman Sachs Group, Inc.
3.50%, 01/23/25		257	253,185
3.50%, 04/01/25		368	360,734
4.25%, 10/21/25		860	853,361
1.95%, 10/21/27		470	415,975
3.81%, 04/23/29		195	183,848
2.60%, 02/07/30		500	426,459
1.99%, 01/27/32		1,625	1,283,652
2.62%, 04/22/32		830	689,095
2.38%, 07/21/32		500	404,328
3.10%, 02/24/33		2,660	2,271,843
5.15%, 05/22/45		320	303,944
Intercontinental Exchange, Inc.
4.60%, 03/15/33		345	342,994
4.25%, 09/21/48		70	62,307
5.20%, 06/15/62		120	119,630
Morgan Stanley
3.62%, 04/17/25		855	844,053
2.19%, 04/28/26		1,430	1,338,699
3.13%, 07/27/26		500	476,973
3.63%, 01/20/27		1,270	1,230,070
3.95%, 04/23/27		448	433,814
1.59%, 05/04/27		830	736,757
1.51%, 07/20/27		765	670,928
3.77%, 01/24/29		300	284,654
2.70%, 01/22/31		470	407,076
3.62%, 04/01/31		30	27,556
2.94%, 01/21/33		390	334,251
4.46%, 04/22/39		156	145,311
3.22%, 04/22/42		115	90,507
4.30%, 01/27/45		605	537,193
Nomura Holdings, Inc., 2.61%, 07/14/31		505	402,770
Northern Trust Corp., 3.95%, 10/30/25		69	69,281
S&P Global, Inc., 3.70%, 03/01/52(a)		70	59,759
Security		Par (000)	Value
Capital Markets (continued)
UBS Group AG
1.01%, 07/30/24(a)	USD	975	$ 944,088
1.36%, 01/30/27(a)		370	327,952
			24,549,728
Chemicals — 0.4%
Cabot Corp., 4.00%, 07/01/29		88	82,579
DuPont de Nemours, Inc.
5.32%, 11/15/38		290	287,063
5.42%, 11/15/48		115	114,195
Eastman Chemical Co., 4.80%, 09/01/42		135	119,922
Ecolab, Inc., 2.70%, 12/15/51		430	306,652
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(a)		400	360,862
LYB International Finance BV, 4.88%, 03/15/44		172	155,071
LYB International Finance III LLC, 4.20%, 10/15/49		146	118,639
Sherwin-Williams Co.
3.45%, 08/01/25		34	33,260
2.30%, 05/15/30		150	126,584
4.50%, 06/01/47		49	43,422
			1,748,249
Commercial Services & Supplies — 0.1%
GATX Corp., 4.35%, 02/15/24		510	511,135
Republic Services, Inc.
0.88%, 11/15/25		40	36,209
2.38%, 03/15/33		35	28,601
Waste Management, Inc.
1.50%, 03/15/31		15	11,934
2.50%, 11/15/50		60	40,355
			628,234
Communications Equipment — 0.5%
Motorola Solutions, Inc.
4.60%, 05/23/29		1,390	1,329,881
2.30%, 11/15/30		260	203,430
2.75%, 05/24/31		760	614,109
			2,147,420
Consumer Finance — 3.0%
Ally Financial, Inc., 5.75%, 11/20/25		1,023	1,007,844
American Honda Finance Corp.
1.00%, 09/10/25		545	497,025
1.30%, 09/09/26		800	722,288
Capital One Financial Corp.
2.64%, 03/03/26		1,295	1,222,701
3.75%, 07/28/26		173	165,310
3.80%, 01/31/28		425	399,745
2.62%, 11/02/32		275	221,089
Ford Motor Credit Co. LLC, 5.11%, 05/03/29		320	286,872
General Motors Financial Co., Inc.
5.10%, 01/17/24		81	81,805
2.90%, 02/26/25		542	517,256
4.35%, 04/09/25		1,940	1,916,084
Hyundai Capital America
0.80%, 01/08/24(a)		3,050	2,896,718
1.00%, 09/17/24(a)		940	872,294
1.80%, 10/15/25(a)		310	283,520
Sodexo, Inc., 1.63%, 04/16/26(a)		925	833,271
Toyota Motor Credit Corp.
1.15%, 08/13/27		390	339,502
2.15%, 02/13/30		635	549,726
			12,813,050

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging — 0.6%
Berry Global, Inc., 1.57%, 01/15/26	USD	1,175	$ 1,047,770
WRKCo, Inc.
3.90%, 06/01/28		710	684,345
3.00%, 06/15/33		775	656,771
			2,388,886
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23		930	920,734
4.50%, 09/15/23		1,100	1,094,737
4.45%, 04/03/26		399	381,014
3.65%, 07/21/27		650	590,336
3.00%, 10/29/28		460	387,466
3.30%, 01/30/32		415	332,204
Aviation Capital Group LLC, 1.95%, 09/20/26(a)		1,205	1,023,881
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		695	649,127
			5,379,499
Diversified Telecommunication Services — 3.1%
AT&T Inc.
4.35%, 03/01/29		750	738,478
4.50%, 05/15/35		2,530	2,404,171
3.50%, 06/01/41		645	515,017
4.75%, 05/15/46		383	354,492
3.80%, 12/01/57		375	289,621
NTT Finance Corp., 1.16%, 04/03/26(a)		1,895	1,702,229
Telefonica Emisiones SAU
4.10%, 03/08/27		300	293,710
4.90%, 03/06/48		360	306,941
Verizon Communications, Inc.
3.88%, 02/08/29		250	241,872
4.02%, 12/03/29		500	484,260
1.50%, 09/18/30		810	647,361
2.36%, 03/15/32		1,966	1,630,087
5.85%, 09/15/35		690	753,512
5.25%, 03/16/37		450	466,236
4.81%, 03/15/39		380	372,958
2.65%, 11/20/40		1,050	770,245
3.40%, 03/22/41		290	236,071
2.85%, 09/03/41		350	262,310
3.85%, 11/01/42		410	349,563
3.70%, 03/22/61		578	453,974
			13,273,108
Electric Utilities — 7.8%
AES Corp.
1.38%, 01/15/26		980	864,282
3.95%, 07/15/30(a)		230	207,391
2.45%, 01/15/31		420	337,792
Baltimore Gas & Electric Co.
3.50%, 08/15/46		200	163,893
3.20%, 09/15/49		250	193,653
2.90%, 06/15/50		20	14,600
Berkshire Hathaway Energy Co., 4.60%, 05/01/53(a)		300	287,580
Colbun SA, 3.15%, 01/19/32(a)		940	755,102
DTE Electric Co., 3.95%, 03/01/49		60	53,780
Duke Energy Carolinas LLC
2.85%, 03/15/32		805	714,248
3.75%, 06/01/45		420	351,590
3.95%, 03/15/48		200	176,020
3.20%, 08/15/49		331	258,590
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC
2.50%, 12/01/29	USD	1,335	$ 1,186,228
4.20%, 07/15/48		460	418,554
Duke Energy Progress LLC
6.30%, 04/01/38		48	54,808
4.10%, 03/15/43		100	89,662
4.15%, 12/01/44		10	8,943
3.70%, 10/15/46		70	59,411
3.60%, 09/15/47		400	333,502
Edison International, 2.40%, 09/15/22		1,265	1,262,386
Emera U.S. Finance LP, 0.83%, 06/15/24		420	392,151
Enel Finance International NV, 1.38%, 07/12/26(a)		1,145	1,003,984
Entergy Arkansas LLC, 3.70%, 06/01/24		388	389,320
Entergy Corp., 0.90%, 09/15/25		849	764,233
Eversource Energy, 4.60%, 07/01/27		340	342,720
Exelon Corp.
4.05%, 04/15/30		280	268,684
4.70%, 04/15/50		75	70,275
FirstEnergy Corp., Series B, 4.40%, 07/15/27		150	141,485
FirstEnergy Transmission LLC, 4.35%, 01/15/25(a)		900	885,858
Florida Power & Light Co.
5.95%, 02/01/38		800	902,822
2.88%, 12/04/51		167	124,178
Georgia Power Co., 4.70%, 05/15/32		1,125	1,127,985
Interstate Power & Light Co., 3.25%, 12/01/24		350	345,656
MidAmerican Energy Co.
3.65%, 04/15/29		700	680,048
4.25%, 07/15/49		675	626,024
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		525	512,220
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28		850	739,090
Northern States Power Co., 2.60%, 06/01/51		300	211,185
NRG Energy, Inc., 2.45%, 12/02/27(a)		580	498,007
Ohio Power Co.
4.00%, 06/01/49		225	193,568
Series D, 6.60%, 03/01/33		675	787,266
Series Q, 1.63%, 01/15/31		165	132,698
Series R, 2.90%, 10/01/51		150	107,247
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		370	360,008
5.30%, 06/01/42		143	151,407
3.75%, 04/01/45		350	300,430
4.10%, 11/15/48		100	91,891
3.80%, 06/01/49		200	175,480
3.10%, 09/15/49		200	154,724
3.70%, 05/15/50		210	181,292
5.35%, 10/01/52		242	263,048
Pacific Gas & Electric Co.
1.37%, 03/10/23		995	979,726
4.25%, 08/01/23		250	248,592
3.45%, 07/01/25		975	916,859
3.30%, 12/01/27		565	493,305
4.45%, 04/15/42		345	259,095
4.00%, 12/01/46		136	95,391
4.95%, 07/01/50		864	689,395
5.25%, 03/01/52		370	304,753
PacifiCorp., 2.90%, 06/15/52		380	277,083
PECO Energy Co., 2.85%, 09/15/51		105	76,991
Progress Energy, Inc., 7.75%, 03/01/31		400	467,278
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/51		516	366,978

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	USD	210	$ 154,845
Southern California Edison Co.
1.10%, 04/01/24		1,135	1,079,721
4.00%, 04/01/47		148	120,050
3.45%, 02/01/52		200	148,829
Series 20A, 2.95%, 02/01/51		175	118,655
Series B, 4.88%, 03/01/49		222	201,100
Series E, 3.70%, 08/01/25		400	393,443
Series E, 5.45%, 06/01/52		430	422,061
Series H, 3.65%, 06/01/51		280	217,133
Series J, 0.70%, 08/01/23		1,150	1,114,523
Southern Co., 4.48%, 08/01/24(b)		1,135	1,139,329
Tampa Electric Co.
4.30%, 06/15/48		182	165,164
3.45%, 03/15/51		170	133,848
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		357	351,106
Vistra Operations Co. LLC
3.55%, 07/15/24(a)		350	337,821
5.13%, 05/13/25(a)		1,325	1,311,955
Wisconsin Electric Power Co., 2.05%, 12/15/24		491	473,510
			33,775,538
Electrical Equipment — 0.0%
Carrier Global Corp., 2.24%, 02/15/25		51	48,462
Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/25		30	29,701
2.92%, 03/01/30		710	627,009
5.00%, 11/15/45		100	91,701
			748,411
Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26		365	357,634
2.75%, 12/15/29		317	277,255
4.90%, 12/15/30		935	928,051
2.00%, 05/18/32		45	35,540
1.88%, 02/01/33		355	266,924
4.85%, 04/15/49		65	60,245
American Tower Corp.
3.50%, 01/31/23		1,130	1,129,658
5.00%, 02/15/24		2,290	2,316,796
3.38%, 05/15/24		23	22,664
3.95%, 03/15/29		215	200,151
3.80%, 08/15/29		200	183,577
2.90%, 01/15/30		500	428,062
2.10%, 06/15/30		355	284,302
2.70%, 04/15/31		760	625,443
Boston Properties LP
4.50%, 12/01/28		500	486,127
2.45%, 10/01/33		10	7,681
Camden Property Trust, 2.80%, 05/15/30		120	105,926
Crown Castle International Corp.
1.35%, 07/15/25		160	146,248
3.80%, 02/15/28		250	235,869
4.30%, 02/15/29		305	292,834
3.10%, 11/15/29		460	406,083
2.25%, 01/15/31		350	283,898
2.10%, 04/01/31		100	79,537
2.50%, 07/15/31		445	364,140
2.90%, 04/01/41		480	345,963
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.
4.15%, 07/01/50	USD	30	$ 24,934
Duke Realty LP, 2.88%, 11/15/29		192	172,532
Equinix, Inc.
2.90%, 11/18/26		971	902,390
3.20%, 11/18/29		100	88,834
3.90%, 04/15/32		515	465,768
3.00%, 07/15/50		160	109,544
2.95%, 09/15/51		195	131,573
ERP Operating LP, 2.50%, 02/15/30		115	100,500
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30		1,550	1,357,415
Healthpeak Properties, Inc., 3.00%, 01/15/30		279	246,301
Mid-America Apartments LP
3.60%, 06/01/27		23	22,107
1.70%, 02/15/31		120	94,905
Prologis LP, 2.25%, 04/15/30		360	311,538
Realty Income Corp.
3.95%, 08/15/27		395	385,340
2.20%, 06/15/28		225	197,285
3.25%, 06/15/29		119	110,790
2.85%, 12/15/32		120	103,145
Regency Centers LP, 4.13%, 03/15/28		250	240,143
Simon Property Group LP, 3.80%, 07/15/50		430	344,208
UDR, Inc.
3.00%, 08/15/31		64	54,683
2.10%, 08/01/32		70	54,436
Ventas Realty LP, 3.00%, 01/15/30		455	398,088
VICI Properties LP, 5.13%, 05/15/32		670	631,368
Welltower, Inc., 2.05%, 01/15/29		135	113,622
			16,532,057
Food & Staples Retailing — 1.6%
7-Eleven, Inc.
0.80%, 02/10/24(a)		925	876,392
0.95%, 02/10/26(a)		755	666,127
CVS Health Corp.
2.75%, 12/01/22		1,400	1,399,229
1.30%, 08/21/27		585	504,068
4.30%, 03/25/28		455	450,186
1.88%, 02/28/31		765	612,591
4.78%, 03/25/38		460	435,416
5.30%, 12/05/43		200	199,725
5.13%, 07/20/45		496	477,758
5.05%, 03/25/48		867	829,934
Walmart, Inc., 2.65%, 09/22/51		360	270,637
			6,722,063
Food Products — 0.3%
General Mills, Inc.
2.25%, 10/14/31		110	90,188
3.00%, 02/01/51		2	1,453
Kraft Heinz Foods Co.
3.00%, 06/01/26		657	618,958
4.38%, 06/01/46		130	108,343
4.88%, 10/01/49		470	415,128
			1,234,070
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
3.75%, 11/30/26		241	242,252
4.75%, 11/30/36		220	233,085
4.75%, 04/15/43		117	119,003

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.
3.73%, 12/15/24	USD	48	$ 47,779
3.70%, 06/06/27		1,719	1,661,168
4.67%, 06/06/47		410	383,552
3.79%, 05/20/50		240	198,027
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31		1,100	922,225
			3,807,091
Health Care Providers & Services — 2.1%
Aetna, Inc.
2.80%, 06/15/23		350	345,658
3.50%, 11/15/24		656	648,109
3.88%, 08/15/47		323	266,820
Anthem, Inc.
2.25%, 05/15/30		294	251,220
4.65%, 01/15/43		47	44,755
5.10%, 01/15/44		298	297,884
3.13%, 05/15/50		90	67,938
Banner Health, 2.91%, 01/01/42		183	143,320
Centene Corp.
4.25%, 12/15/27		246	229,634
3.38%, 02/15/30		197	167,066
2.50%, 03/01/31		128	101,601
Cigna Corp., 4.13%, 11/15/25		40	40,044
CommonSpirit Health
3.35%, 10/01/29		500	461,517
2.78%, 10/01/30		139	120,127
3.91%, 10/01/50		390	313,032
Elevance Health, Inc., 2.38%, 01/15/25		35	33,695
GSK Consumer Healthcare Capital U.S. LLC, 3.63%, 03/24/32(a)		900	831,745
HCA, Inc.
5.38%, 09/01/26		430	426,382
5.50%, 06/15/47		825	735,927
5.25%, 06/15/49		560	482,300
3.50%, 07/15/51		440	300,492
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		301	263,123
Humana, Inc., 2.15%, 02/03/32		60	48,584
Sutter Health
Series 20A, 2.29%, 08/15/30		388	333,096
Series 20A, 3.36%, 08/15/50		177	135,786
UnitedHealth Group, Inc.
2.30%, 05/15/31		375	324,776
3.50%, 08/15/39		324	282,490
2.75%, 05/15/40		215	167,454
5.70%, 10/15/40		155	169,674
4.63%, 11/15/41		370	364,088
4.75%, 07/15/45		382	384,163
4.25%, 06/15/48		40	37,296
3.70%, 08/15/49		150	127,928
3.25%, 05/15/51		95	74,542
3.88%, 08/15/59		41	35,414
			9,057,680
Household Durables — 0.5%
Lennar Corp., 4.88%, 12/15/23		880	884,835
Panasonic Corp., 2.54%, 07/19/22(a)		1,220	1,219,878
			2,104,713
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32		805	631,476
General Electric Co., 6.75%, 03/15/32		113	126,416
Security		Par (000)	Value
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)	USD	820	$ 783,639
2.88%, 03/11/41(a)		545	423,482
			1,965,013
Insurance — 1.3%
Allstate Corp., Series B, 5.75%, 08/15/53		788	690,485
American International Group, Inc., 4.80%, 07/10/45		317	295,072
Aon Corp., 2.80%, 05/15/30		505	441,436
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31		400	321,251
2.60%, 12/02/31		290	243,123
Aon Global Ltd.
4.00%, 11/27/23		1,760	1,767,172
4.60%, 06/14/44		50	45,026
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52		120	102,727
Hartford Financial Services Group, Inc., 2.90%, 09/15/51		25	17,354
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		600	593,782
2.25%, 11/15/30		265	223,605
2.38%, 12/15/31		175	146,489
Progressive Corp., 3.00%, 03/15/32		175	156,752
Prudential Financial, Inc.
3.94%, 12/07/49		100	86,077
4.35%, 02/25/50		225	207,159
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)		90	105,858
3.30%, 05/15/50(a)		265	202,150
Travelers Cos., Inc.
4.30%, 08/25/45		116	107,208
2.55%, 04/27/50		40	27,798
			5,780,524
Interactive Media & Services — 0.4%
Alphabet, Inc.
1.90%, 08/15/40		610	437,282
2.05%, 08/15/50		130	87,153
Netflix, Inc., 4.88%, 04/15/28		905	851,650
Tencent Holdings Ltd., 3.84%, 04/22/51(a)		440	340,446
			1,716,531
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd., 4.20%, 12/06/47		200	165,100
Amazon.com, Inc.
3.15%, 08/22/27		1,705	1,657,726
3.88%, 08/22/37		100	94,792
4.05%, 08/22/47		295	276,121
2.50%, 06/03/50		250	176,198
3.10%, 05/12/51		875	689,031
3.95%, 04/13/52		265	244,840
2.70%, 06/03/60		150	101,599
3.25%, 05/12/61		400	304,104
4.10%, 04/13/62		235	212,615
Expedia Group, Inc.
6.25%, 05/01/25(a)		104	107,111
3.25%, 02/15/30		645	537,916
2.95%, 03/15/31		95	75,563
			4,642,716
IT Services — 1.2%
Fiserv, Inc.
3.80%, 10/01/23		1,100	1,100,532
2.75%, 07/01/24		170	165,824
4.40%, 07/01/49		156	134,068

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Global Payments, Inc.
1.20%, 03/01/26	USD	1,220	$ 1,074,733
3.20%, 08/15/29		695	607,349
2.90%, 05/15/30		350	295,325
4.15%, 08/15/49		70	54,734
International Business Machines Corp., 4.15%, 05/15/39		241	217,442
Mastercard, Inc.
3.35%, 03/26/30		70	66,810
3.65%, 06/01/49		30	26,382
3.85%, 03/26/50		96	87,898
PayPal Holdings, Inc.
1.65%, 06/01/25		935	882,012
4.40%, 06/01/32		230	227,695
3.25%, 06/01/50		15	11,334
Visa, Inc., 3.65%, 09/15/47		30	26,698
			4,978,836
Machinery — 0.1%
Deere & Co., 3.75%, 04/15/50		35	31,951
John Deere Capital Corp., 3.90%, 06/07/32		275	271,854
			303,805
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		255	256,457
6.48%, 10/23/45		1,260	1,224,934
5.75%, 04/01/48		400	358,542
5.13%, 07/01/49		378	312,879
4.80%, 03/01/50		725	574,461
3.85%, 04/01/61		240	157,833
Comcast Corp.
2.35%, 01/15/27		400	372,863
4.15%, 10/15/28		635	633,238
3.25%, 11/01/39		480	394,509
3.75%, 04/01/40		430	376,878
4.60%, 08/15/45		254	239,021
3.40%, 07/15/46		490	391,429
3.97%, 11/01/47		314	271,522
4.00%, 03/01/48		430	373,798
4.00%, 11/01/49		600	523,202
2.89%, 11/01/51		660	471,484
2.94%, 11/01/56		709	492,680
4.95%, 10/15/58		85	84,862
2.65%, 08/15/62		200	129,122
Discovery Communications LLC
2.95%, 03/20/23		182	180,751
3.80%, 03/13/24		500	497,335
Fox Corp., 3.05%, 04/07/25		125	121,033
Interpublic Group of Cos., Inc.
4.75%, 03/30/30		3	2,944
3.38%, 03/01/41		245	183,729
Magallanes, Inc., 3.43%, 03/15/24(a)		390	382,329
NBCUniversal Media LLC, 4.45%, 01/15/43		80	73,961
Paramount Global
4.38%, 03/15/43		522	403,718
5.85%, 09/01/43		28	26,160
Time Warner Cable LLC, 4.50%, 09/15/42		137	106,945
TWDC Enterprises 18 Corp., 4.13%, 06/01/44		65	58,804
Security		Par (000)	Value
Media (continued)
Walt Disney Co.
3.50%, 05/13/40	USD	216	$ 184,137
3.60%, 01/13/51		50	41,732
			9,903,292
Metals & Mining — 0.5%
BHP Billiton Finance U.S.A. Ltd., 5.00%, 09/30/43		28	28,782
Glencore Funding LLC, 2.63%, 09/23/31(a)		590	475,430
Newmont Corp.
2.80%, 10/01/29		80	70,646
2.25%, 10/01/30		100	83,005
Nucor Corp.
3.95%, 05/23/25		610	606,578
2.00%, 06/01/25		150	141,156
2.98%, 12/15/55		13	8,796
Southern Copper Corp., 5.88%, 04/23/45		25	25,887
Steel Dynamics, Inc.
2.40%, 06/15/25		70	66,215
1.65%, 10/15/27		380	326,191
3.25%, 10/15/50		180	123,782
			1,956,468
Multi-Utilities — 1.4%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		510	510,367
CenterPoint Energy Houston Electric LLC, Series AG, 3.00%, 03/01/32		215	195,371
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		125	101,523
CMS Energy Corp., 3.00%, 05/15/26		310	296,925
Consumers Energy Co., 2.50%, 05/01/60		425	275,167
Dominion Energy, Inc.
3.90%, 10/01/25		650	646,308
Series C, 3.38%, 04/01/30		200	182,828
NiSource, Inc.
0.95%, 08/15/25		250	224,555
5.25%, 02/15/43		55	53,093
4.38%, 05/15/47		264	232,322
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/50		50	37,185
Sempra Energy
3.40%, 02/01/28		2,125	2,006,581
3.70%, 04/01/29		225	211,297
Virginia Electric & Power Co.
4.00%, 01/15/43		160	139,971
4.60%, 12/01/48		40	38,470
3.30%, 12/01/49		191	151,973
Series B, 6.00%, 01/15/36		536	592,453
			5,896,389
Oil, Gas & Consumable Fuels — 8.7%
Atmos Energy Corp., 2.85%, 02/15/52		265	189,328
BP Capital Markets America, Inc.
3.19%, 04/06/25		560	552,840
3.59%, 04/14/27		250	243,673
3.94%, 09/21/28		46	44,983
4.23%, 11/06/28		311	308,867
1.75%, 08/10/30		245	200,524
3.06%, 06/17/41		960	748,066
3.38%, 02/08/61		55	40,633
Cameron LNG LLC, 3.30%, 01/15/35(a)		420	359,400
Cenovus Energy, Inc., 3.75%, 02/15/52		305	231,693
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		2,010	2,057,977
ConocoPhillips Co., 3.80%, 03/15/52		275	235,321
Coterra Energy, Inc., 4.38%, 06/01/24(a)		310	309,851

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
5.25%, 10/15/27	USD	725	$ 733,658
4.50%, 01/15/30		400	377,840
4.75%, 05/15/42		260	235,790
Diamondback Energy, Inc.
3.50%, 12/01/29		1,540	1,410,584
4.25%, 03/15/52		160	132,697
Enbridge, Inc.
(SOFR + 0.40%), 1.64%, 02/17/23(c)		340	338,178
4.00%, 10/01/23		2,070	2,078,105
0.55%, 10/04/23		575	553,722
2.50%, 01/15/25		615	591,754
6.25%, 03/01/78		780	694,308
Energy Transfer LP
3.60%, 02/01/23		389	387,895
4.90%, 02/01/24		730	734,224
4.50%, 04/15/24		550	550,251
4.00%, 10/01/27		565	534,740
3.75%, 05/15/30		265	238,823
6.50%, 02/01/42		210	209,300
5.95%, 10/01/43		210	195,663
5.35%, 05/15/45		702	611,257
6.13%, 12/15/45		250	238,444
5.30%, 04/15/47		84	72,736
5.40%, 10/01/47		880	772,089
6.00%, 06/15/48		82	77,032
6.25%, 04/15/49		455	441,039
Series 5Y, 4.20%, 09/15/23		1,186	1,187,761
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22		1,691	1,693,305
Enterprise Products Operating LLC
5.95%, 02/01/41		196	204,663
5.70%, 02/15/42		114	114,705
4.45%, 02/15/43		1,044	909,394
4.25%, 02/15/48		229	192,630
4.80%, 02/01/49		406	367,131
4.20%, 01/31/50		575	479,480
Exxon Mobil Corp., 3.45%, 04/15/51		205	167,479
Hess Corp.
4.30%, 04/01/27		600	584,873
5.60%, 02/15/41		642	625,496
5.80%, 04/01/47		396	394,935
HF Sinclair Corp., 2.63%, 10/01/23(a)		640	621,514
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		490	545,380
6.95%, 01/15/38		100	107,673
4.70%, 11/01/42		150	125,989
5.00%, 03/01/43		150	131,231
Kinder Morgan, Inc.
3.15%, 01/15/23		2,295	2,291,482
5.55%, 06/01/45		250	235,448
5.05%, 02/15/46		475	425,027
Marathon Oil Corp.
4.40%, 07/15/27		744	726,372
5.20%, 06/01/45		60	54,995
Marathon Petroleum Corp., 4.75%, 09/15/44		151	133,028
MPLX LP
3.50%, 12/01/22		70	69,965
1.75%, 03/01/26		955	859,825
4.13%, 03/01/27		640	618,764
4.25%, 12/01/27		70	67,548
4.95%, 03/14/52		200	172,831
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ovintiv Exploration, Inc., 5.38%, 01/01/26	USD	335	$ 338,707
Phillips 66, 3.30%, 03/15/52		380	282,831
Pioneer Natural Resources Co.
0.55%, 05/15/23		580	565,289
1.13%, 01/15/26		255	227,844
1.90%, 08/15/30		470	383,859
2.15%, 01/15/31		195	160,549
Plains All American Pipeline LP/PAA Finance Corp., 4.30%, 01/31/43		350	263,725
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		1,110	1,132,022
4.20%, 03/15/28		105	100,985
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		750	749,820
TotalEnergies Capital International SA, 3.13%, 05/29/50		123	94,021
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		265	256,750
Valero Energy Corp.
2.85%, 04/15/25		40	38,656
4.00%, 06/01/52		120	95,723
Williams Cos., Inc., 3.75%, 06/15/27		780	744,822
			37,277,812
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(a)		270	223,644
Suzano Austria GmbH, 2.50%, 09/15/28		80	64,700
			288,344
Pharmaceuticals — 1.3%
Astrazeneca Finance LLC, 2.25%, 05/28/31		5	4,353
Bayer U.S. Finance II LLC
3.88%, 12/15/23(a)		1,025	1,022,726
4.25%, 12/15/25(a)		215	212,191
Bristol-Myers Squibb Co.
2.90%, 07/26/24		160	158,472
3.70%, 03/15/52		410	354,106
3.90%, 03/15/62		105	91,016
Johnson & Johnson, 3.55%, 03/01/36		112	106,029
Merck & Co., Inc.
1.45%, 06/24/30		58	48,190
2.15%, 12/10/31		320	275,258
3.70%, 02/10/45		19	16,623
2.75%, 12/10/51		265	195,697
Pfizer, Inc.
3.45%, 03/15/29		135	131,089
3.90%, 03/15/39		38	35,826
Roche Holdings, Inc., 2.61%, 12/13/51(a)		770	559,072
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		577	570,543
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23		900	906,732
5.00%, 11/26/28		375	381,990
3.18%, 07/09/50		725	542,632
Wyeth LLC, 5.95%, 04/01/37		103	118,854
			5,731,399
Road & Rail — 1.8%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	383,960
4.40%, 03/15/42		235	222,473
4.90%, 04/01/44		415	416,921
3.55%, 02/15/50		140	116,867
2.88%, 06/15/52		195	145,604

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Road & Rail (continued)
Canadian Pacific Railway Co.
2.05%, 03/05/30	USD	45	$ 38,080
3.00%, 12/02/41		305	238,571
3.10%, 12/02/51		340	250,435
CSX Corp.
3.25%, 06/01/27		195	187,114
3.80%, 03/01/28		480	468,302
4.25%, 03/15/29		135	134,300
4.30%, 03/01/48		125	114,052
4.75%, 11/15/48		71	69,327
Norfolk Southern Corp.
3.80%, 08/01/28		525	513,178
4.45%, 06/15/45		40	37,306
3.94%, 11/01/47		270	233,517
4.15%, 02/28/48		140	124,678
3.40%, 11/01/49		100	78,586
3.05%, 05/15/50		320	234,431
3.70%, 03/15/53		355	291,604
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)		60	58,727
4.00%, 07/15/25(a)		2,045	2,013,075
Ryder System, Inc., 2.85%, 03/01/27		510	475,432
Union Pacific Corp.
4.05%, 03/01/46		105	94,515
4.50%, 09/10/48		215	205,170
3.50%, 02/14/53		255	207,693
3.95%, 08/15/59		134	114,154
3.84%, 03/20/60		489	408,174
3.55%, 05/20/61		80	63,539
			7,939,785
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.
2.95%, 04/01/25		155	151,836
2.80%, 10/01/41		190	148,863
Applied Materials, Inc., 3.30%, 04/01/27		705	688,256
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		473	455,119
Broadcom, Inc.
3.15%, 11/15/25		28	26,965
4.15%, 11/15/30		444	406,799
4.15%, 04/15/32(a)		450	406,262
3.42%, 04/15/33(a)		1,127	931,741
4.93%, 05/15/37(a)		1,489	1,334,952
Intel Corp.
2.80%, 08/12/41		115	87,732
4.75%, 03/25/50		90	88,274
3.05%, 08/12/51		370	275,473
3.20%, 08/12/61		45	32,879
KLA Corp.
4.65%, 11/01/24		40	40,571
4.10%, 03/15/29		939	927,604
5.00%, 03/15/49		355	360,156
3.30%, 03/01/50		255	201,959
Lam Research Corp., 3.75%, 03/15/26		890	887,817
NVIDIA Corp., 3.50%, 04/01/40		340	297,614
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		70	70,988
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		701	668,579
3.40%, 05/01/30		400	356,825
2.50%, 05/11/31		760	623,342
2.65%, 02/15/32		545	445,129
QUALCOMM, Inc., 4.30%, 05/20/47		465	445,818
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc., 2.70%, 09/15/51	USD	220	$ 167,226
TSMC Arizona Corp., 4.50%, 04/22/52		685	671,793
			11,200,572
Software — 2.1%
Autodesk, Inc., 2.40%, 12/15/31		1,030	840,693
Microsoft Corp.
3.45%, 08/08/36		43	40,533
2.53%, 06/01/50		1,675	1,233,682
2.92%, 03/17/52		504	397,562
Oracle Corp.
2.95%, 04/01/30		230	196,420
3.85%, 07/15/36		114	91,602
5.38%, 07/15/40		800	728,614
3.65%, 03/25/41		408	304,051
4.50%, 07/08/44		300	244,868
4.00%, 07/15/46		172	127,164
4.00%, 11/15/47		1,006	745,987
3.60%, 04/01/50		1,650	1,146,186
3.95%, 03/25/51		417	306,285
4.38%, 05/15/55		180	135,647
3.85%, 04/01/60		150	102,903
salesforce.com, Inc.
2.70%, 07/15/41		315	243,493
2.90%, 07/15/51		340	257,111
3.05%, 07/15/61		125	91,396
VMware, Inc., 2.20%, 08/15/31		1,830	1,440,991
Workday, Inc., 3.80%, 04/01/32		615	561,910
			9,237,098
Specialty Retail — 0.6%
Home Depot, Inc.
4.40%, 03/15/45		215	205,248
4.25%, 04/01/46		335	314,431
3.90%, 06/15/47		140	125,154
4.50%, 12/06/48		240	233,856
3.13%, 12/15/49		150	116,593
3.35%, 04/15/50		200	162,400
Lowe’s Cos., Inc.
3.70%, 04/15/46		485	388,716
4.55%, 04/05/49		199	179,119
5.13%, 04/15/50		315	307,439
3.00%, 10/15/50		260	181,162
4.25%, 04/01/52		415	359,368
4.45%, 04/01/62		220	187,926
			2,761,412
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.
2.20%, 09/11/29		25	22,511
3.85%, 05/04/43		381	350,416
4.38%, 05/13/45		775	766,530
4.65%, 02/23/46		400	411,762
3.85%, 08/04/46		430	393,308
3.75%, 09/12/47		200	180,375
2.65%, 02/08/51		515	379,563
2.70%, 08/05/51		405	302,061
HP, Inc., 1.45%, 06/17/26		1,775	1,576,756
			4,383,282
Tobacco — 1.0%
Altria Group, Inc.
4.80%, 02/14/29		390	370,567
2.45%, 02/04/32		115	86,610
4.50%, 05/02/43		75	56,273

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Altria Group, Inc.
5.95%, 02/14/49	USD	685	$ 600,237
3.70%, 02/04/51		200	127,830
BAT Capital Corp.
4.70%, 04/02/27		1,200	1,172,173
3.56%, 08/15/27		454	415,337
2.26%, 03/25/28		300	251,321
2.73%, 03/25/31		160	126,721
4.39%, 08/15/37		170	134,859
Reynolds American, Inc.
5.70%, 08/15/35		875	829,894
7.00%, 08/04/41		70	71,457
			4,243,279
Trading Companies & Distributors — 0.8%
Air Lease Corp.
3.38%, 07/01/25		580	546,173
2.88%, 01/15/26		760	697,601
1.88%, 08/15/26		2,730	2,358,676
			3,602,450
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV
3.63%, 04/22/29		250	237,234
4.38%, 04/22/49		525	485,559
Rogers Communications, Inc.
3.80%, 03/15/32(a)		490	448,061
4.30%, 02/15/48		72	60,258
4.35%, 05/01/49		142	120,509
3.70%, 11/15/49		176	134,124
4.55%, 03/15/52(a)		735	645,446
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		250	233,314
2.70%, 03/15/32(a)		1,405	1,178,776
4.38%, 04/15/40		495	441,850
3.00%, 02/15/41		165	123,056
4.50%, 04/15/50		65	57,675
3.30%, 02/15/51		265	192,969
Vodafone Group PLC
4.38%, 02/19/43		327	284,169
5.25%, 05/30/48		235	223,571
			4,866,571
Total Corporate Bonds — 86.6% (Cost: $422,406,593)			372,980,646
Foreign Agency Obligations
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 08/04/26		445	397,163
7.69%, 01/23/50		1,125	750,937
			1,148,100
Norway — 0.1%
Equinor ASA, 2.88%, 04/06/25		375	368,021
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	439,600
Total Foreign Agency Obligations — 0.4% (Cost: $2,445,956)			1,955,721
Security		Par (000)	Value
Foreign Government Obligations
Chile — 0.1%
Republic of Chile, 3.50%, 01/25/50	USD	510	$ 392,955
Indonesia — 0.3%
Republic of Indonesia
4.13%, 01/15/25(a)		350	348,753
3.50%, 01/11/28		975	929,175
			1,277,928
Israel — 0.0%
State of Israel, 3.88%, 07/03/50		250	220,125
Italy — 0.3%
Republic of Italy, 0.88%, 05/06/24		1,332	1,258,295
Mexico — 0.8%
United Mexican States
4.15%, 03/28/27		1,393	1,372,801
2.66%, 05/24/31		875	720,125
4.75%, 03/08/44		163	135,015
4.60%, 02/10/48		600	475,425
4.40%, 02/12/52		365	274,663
3.77%, 05/24/61		620	401,372
			3,379,401
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30		400	356,325
4.50%, 04/01/56		200	159,288
			515,613
Peru — 0.1%
Republic of Peru, 2.78%, 12/01/60		460	284,280
Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26		440	426,608
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		315	318,603
Total Foreign Government Obligations — 1.9% (Cost: $9,130,097)			8,073,808
Municipal Bonds
California — 1.2%
City of San Francisco Public Utilities Commission Water Revenue RB, Series A, 3.30%, 11/01/39		495	420,898
Los Angeles Community College District, GO, Refunding, 1.61%, 08/01/28		1,170	1,053,079
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,393,032
State of California, GO, 7.63%, 03/01/40		1,125	1,519,059
University of California, RB, 3.35%, 07/01/29		550	527,598
			4,913,666
Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,197,983
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	147,426
New York — 0.7%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,516,498

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	USD	590	$ 506,695
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		1,040	1,012,497
			3,035,690
Texas — 0.0%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	162,574
Total Municipal Bonds — 2.2% (Cost: $9,091,314)			9,457,339
Preferred Securities
Capital Trusts — 2.7%
Banks — 2.0%
Citigroup, Inc., 3.88%(d)		1,300	1,079,000
HSBC Holdings PLC
4.00%(d)		200	167,663
6.00%(d)		520	466,050
6.38%(d)		500	483,475
ING Groep NV, 3.88%(d)		865	626,445
JPMorgan Chase & Co.
Series FF, 5.00%(d)		208	183,560
Series I, (3 mo. LIBOR US + 3.47%), 4.71%(c)(d)		244	231,312
Series S, 6.75%(d)		925	931,174
Lloyds Banking Group PLC, 7.50%(d)		380	370,375
NatWest Group PLC, 6.00%(d)		1,010	934,662
U.S. Bancorp
3.70%(d)		1,155	886,463
Series J, 5.30%(d)		1,075	913,481
Wells Fargo & Co.
Series BB, 3.90%(d)		340	292,825
Series U, 5.88%(d)		1,125	1,096,762
			8,663,247
Capital Markets — 0.6%
Charles Schwab Corp.
Series H, 4.00%(d)		298	229,385
Series I, 4.00%(d)		500	423,830
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 5.43%(c)(d)		95	92,591
Series H, 5.63%(d)		735	661,510
UBS Group AG
3.88%(a)(d)		685	557,571
4.88%(a)(d)		770	644,073
			2,608,960
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust
5.63%		359	338,817
Series 16-A, 5.88%		120	114,000
			452,817
Total Preferred Securities — 2.7% (Cost: $13,485,685)			11,725,024
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 08/15/40	USD	5,435	$ 3,754,821
2.25%, 05/15/41 - 02/15/52		1,250	1,040,195
1.75%, 08/15/41		2,025	1,540,345
2.00%, 02/15/50		77	59,901
1.38%, 08/15/50		392	257,768
1.63%, 11/15/50		1,361	957,430
2.38%, 05/15/51		800	675,344
2.88%, 05/15/52		3,350	3,164,180
U.S. Treasury Notes
0.13%, 05/15/23		1,025	1,000,736
1.13%, 01/15/25		4,364	4,161,824
Total U.S. Treasury Obligations — 3.9% (Cost: $19,178,918)			16,612,544
Total Long-Term Investments — 97.7% (Cost: $475,738,563)			420,805,082
	Shares
Short-Term Securities(e)
Money Market Funds — 1.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.97%	6,824,541	6,824,541
Total Short-Term Securities — 1.6% (Cost: $6,824,541)		6,824,541
Total Investments — 99.3% (Cost: $482,563,104)		427,629,623
Other Assets Less Liabilities — 0.7%		3,167,052
Net Assets — 100.0%		$ 430,796,675
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	80	09/21/22	$ 11,090	$ (100,135)
U.S. Treasury Notes (10 Year)	71	09/21/22	8,416	55,999
U.S. Ultra Treasury Notes (10 Year)	38	09/21/22	4,840	3,119
U.S. Treasury Notes (5 Year)	31	09/30/22	3,480	9,995
				(31,022)
Short Contracts
U.S. Ultra Treasury Bonds	9	09/21/22	1,389	(9,225)
U.S. Treasury Notes (2 Year)	1	09/30/22	210	857
				(8,368)
				$ (39,390)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 372,980,646	$ —	$ 372,980,646
Foreign Agency Obligations	—	1,955,721	—	1,955,721
Foreign Government Obligations	—	8,073,808	—	8,073,808
Municipal Bonds	—	9,457,339	—	9,457,339
Preferred Securities	—	11,725,024	—	11,725,024
U.S. Treasury Obligations	—	16,612,544	—	16,612,544
Short-Term Securities
Money Market Funds	6,824,541	—	—	6,824,541
	$ 6,824,541	$ 420,805,082	$ —	$ 427,629,623
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 69,970	$ —	$ —	$ 69,970

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series C Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$ (109,360)	$ —	$ —	$ (109,360)
	$ (39,390)	$ —	$ —	$ (39,390)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
RB	Revenue Bonds
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate